FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Osisko	Jun. 30, 2014 Osisko	Jun. 30, 2014 Convertible debt	Jun. 30, 2014 Convertible debt	Jun. 30, 2014 Warrants	Jun. 30, 2013 Warrants	Jun. 30, 2014 Warrants	Jun. 30, 2013 Warrants	Jun. 30, 2014 Metal item	Dec. 31, 2013 Metal item	Jun. 30, 2014 Heating oil item	Jun. 30, 2014 Foreign exchange zero cost collars Designated as hedges	Jun. 30, 2014 Foreign exchange zero cost collars Designated as hedges 2014 expenditures	Jun. 30, 2014 Call options Sell item	Jun. 30, 2013 Call options Sell item	Jun. 30, 2014 Call options Sell item	Jun. 30, 2013 Call options Sell item	Dec. 31, 2013 Expected 2013 diesel fuel exposure Designated as hedges Heating oil gal	Jun. 30, 2014 Equity derivative	Jun. 30, 2013 Equity derivative	Jun. 30, 2014 Equity derivative	Jun. 30, 2013 Equity derivative
Financial instruments
Net premium payable to counterparty
Amount of expenditures hedged																	120,000,000
Number of derivative instruments expired															0
Number of derivative instruments outstanding													0	0				0	0	0	0
Notional amount																						10,500,000
Average price (in dollars per gallon)																						2.99
Percentage of Meadowbank's expected exposure																						55.00%
Common shares held in depositary relating to convertible debentures acquired from Osisko (in shares)	871,680		871,680		871,680	871,680
(loss) gain on derivative financial instruments
Premiums realized on written foreign exchange call options																		1,178,000	789,000	2,010,000	1,473,000
Mark-to-market gain (loss)							(4,219,000)	(4,219,000)	2,197,000	(3,223,000)	5,326,000	(1,758,000)											(500,000)	498,000	(948,000)	1,331,000
Realized loss on derivative financial instruments											(185,000)
(Loss) gain on derivative financial instruments	$ (1,344,000)	$ (1,936,000)	$ 1,984,000	$ 1,046,000